UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2009 (Unaudited)

DWS Disciplined Market Neutral Fund

	Shares	Value ($)

Long Positions 98.6%
Common Stocks 92.4%
Consumer Discretionary 17.8%
Auto Components 1.1%
TRW Automotive Holdings Corp.* (a)	139,800	3,042,048
Automobiles 0.9%
Ford Motor Co.* (a)	296,400	2,634,996
Distributors 0.7%
Genuine Parts Co. (a)	52,100	1,866,743
Diversified Consumer Services 2.1%
Brink's Home Security Holdings, Inc.* (a)	26,800	876,896
Career Education Corp.* (a)	87,300	2,272,419

DeVry, Inc. (a)	41,200	2,237,984
ITT Educational Services, Inc.* (a)	5,500	500,390

		5,887,689
Hotels Restaurants & Leisure 0.8%
McDonald's Corp. (a)	8,800	556,600
Starbucks Corp.* (a)	32,700	716,130
Wyndham Worldwide Corp. (a)	51,600	958,212

		2,230,942
Household Durables 1.8%
Garmin Ltd. (a)	81,600	2,438,208
Whirlpool Corp. (a)	36,100	2,677,176

		5,115,384
Internet & Catalog Retail 1.9%
Amazon.com, Inc.* (a)	12,500	1,698,875
Expedia, Inc.* (a)	20,900	532,532
Priceline.com, Inc.*	14,100	3,019,092

		5,250,499
Media 3.8%
Gannett Co., Inc. (a)	238,800	2,361,732
McGraw-Hill Companies, Inc. (a)	72,300	2,166,108
New York Times Co. "A"* (a)	35,200	297,088
Scripps Networks Interactive "A" (a)	72,700	2,875,285
Time Warner Cable, Inc. (a)	66,713	2,794,608
Warner Music Group Corp.* (a)	19,100	95,691

		10,590,512
Multiline Retail 0.6%
Family Dollar Stores, Inc. (a)	51,600	1,574,316
Specialty Retail 3.2%
Aaron's, Inc. (a)	22,300	559,061
Advance Auto Parts, Inc. (a)	64,700	2,542,710
Barnes & Noble, Inc. (a)	135,400	3,160,236
Ross Stores, Inc. (a)	64,400	2,832,312

		9,094,319
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc. (a)	75,200	2,613,200
Consumer Staples 8.3%
Beverages 0.9%
Coca-Cola Enterprises, Inc. (a)	128,500	2,525,025
Food & Staples Retailing 0.2%
SUPERVALU, Inc. (a)	40,600	561,498
Food Products 3.4%
Archer-Daniels-Midland Co. (a)	95,100	2,930,031
Dean Foods Co.* (a)	121,800	1,936,620
Sara Lee Corp. (a)	217,300	2,638,022
The Hershey Co. (a)	52,400	1,853,388

		9,358,061
Household Products 1.9%
Colgate-Palmolive Co. (a)	30,900	2,601,471
Kimberly-Clark Corp. (a)	41,700	2,750,949

		5,352,420
Personal Products 1.9%
Herbalife Ltd. (a)	60,700	2,545,758

Mead Johnson Nutrition Co. "A" (a)	63,100	2,768,197

		5,313,955
Energy 5.2%
Energy Equipment & Services 2.3%
Oceaneering International, Inc.* (a)	22,200	1,212,786
Oil States International, Inc.* (a)	63,700	2,284,919
Rowan Companies, Inc.* (a)	115,000	2,839,350

		6,337,055
Oil, Gas & Consumable Fuels 2.9%
Cimarex Energy Co. (a)	12,100	566,764
EXCO Resources, Inc. (a)	38,800	656,496
Mariner Energy, Inc.* (a)	182,300	2,280,573
Newfield Exploration Co.* (a)	60,300	2,549,484
Quicksilver Resources, Inc.* (a)	166,200	2,212,122

		8,265,439
Financials 3.3%
Commercial Banks 1.2%
Huntington Bancshares, Inc. (a)	244,500	933,990
Marshall & Ilsley Corp. (a)	331,100	1,903,825
Popular, Inc. (a)	198,200	469,734

		3,307,549
Consumer Finance 2.1%
Capital One Financial Corp. (a)	68,000	2,608,480
Discover Financial Services (a)	209,600	3,240,416

		5,848,896
Health Care 14.0%
Biotechnology 2.0%
Alexion Pharmaceuticals, Inc.* (a)	9,800	444,430
Gilead Sciences, Inc.* (a)	56,700	2,611,035
Myriad Genetics, Inc.* (a)	115,500	2,670,360

		5,725,825
Health Care Equipment & Supplies 0.6%
Hill-Rom Holdings, Inc. (a)	77,500	1,718,950
Health Care Providers & Services 8.9%
Aetna, Inc. (a)	11,600	337,676
AmerisourceBergen Corp. (a)	128,700	3,177,603
Cardinal Health, Inc. (a)	74,700	2,407,581
Community Health Systems, Inc.* (a)	52,400	1,598,724
Coventry Health Care, Inc.* (a)	136,900	3,087,095
Humana, Inc.* (a)	64,700	2,685,697
McKesson Corp. (a)	43,300	2,685,466
Medco Health Solutions, Inc.* (a)	52,900	3,341,164
UnitedHealth Group, Inc. (a)	99,200	2,844,064
Universal Health Services, Inc. "B" (a)	46,300	2,587,707

		24,752,777
Life Sciences Tools & Services 0.1%
Waters Corp.* (a)	5,300	311,534
Pharmaceuticals 2.4%
Endo Pharmaceuticals Holdings, Inc.* (a)	69,800	1,537,694
Forest Laboratories, Inc.* (a)	83,300	2,553,978

Valeant Pharmaceuticals International* (a)	77,600	2,536,744

		6,628,416
Industrials 12.9%
Aerospace & Defense 1.5%
ITT Corp. (a)	30,600	1,582,632
Lockheed Martin Corp. (a)	35,200	2,718,496

		4,301,128
Air Freight & Logistics 0.5%
United Parcel Service, Inc. "B" (a)	25,900	1,488,473
Airlines 0.6%
Copa Holdings SA "A" (a)	33,800	1,684,254
Building Products 0.1%
Armstrong World Industries, Inc.* (a)	7,700	319,011
Commercial Services & Supplies 0.9%
R.R. Donnelley & Sons Co. (a)	123,900	2,549,862
Construction & Engineering 2.0%
Jacobs Engineering Group, Inc.* (a)	69,600	2,435,304
KBR, Inc. (a)	28,700	534,681
Shaw Group, Inc.* (a)	92,900	2,650,437

		5,620,422
Electrical Equipment 0.4%
Hubbell, Inc. "B"	17,500	794,675
Thomas & Betts Corp.* (a)	7,200	262,800

		1,057,475
Industrial Conglomerates 0.9%
Carlisle Companies, Inc. (a)	79,500	2,552,745
Machinery 3.9%
Navistar International Corp.* (a)	73,600	2,429,536
Oshkosh Corp. (a)	76,100	3,023,453
Timken Co. (a)	106,900	2,637,223
Trinity Industries, Inc. (a)	149,900	2,828,613

		10,918,825
Road & Rail 1.6%
Con-way, Inc. (a)	61,700	1,869,510
Ryder System, Inc. (a)	61,200	2,481,048

		4,350,558
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc. "A" (a)	8,100	371,790
WESCO International, Inc.* (a)	33,000	861,300

		1,233,090
Information Technology 19.3%
Communications Equipment 1.3%
EchoStar Corp. "A"* (a)	38,700	751,941
Harris Corp. (a)	68,000	2,985,200

		3,737,141
Computers & Peripherals 3.5%
International Business Machines Corp. (a)	20,600	2,602,810
NCR Corp.* (a)	203,800	1,917,758
Teradata Corp.* (a)	88,100	2,581,330
Western Digital Corp.* (a)	70,900	2,611,956

		9,713,854

Electronic Equipment, Instruments & Components 6.1%
Arrow Electronics, Inc.* (a)	111,700	2,935,476
Avnet, Inc.* (a)	122,000	3,324,500
Ingram Micro, Inc. "A"* (a)	149,300	2,536,607
Jabil Circuit, Inc. (a)	231,800	3,085,258
Tech Data Corp.* (a)	70,300	2,960,333
Vishay Intertechnology, Inc.* (a)	306,300	2,220,675

		17,062,849
Internet Software & Services 1.1%
Sohu.com, Inc.* (a)	21,700	1,209,992
VeriSign, Inc.* (a)	88,400	1,983,696

		3,193,688
IT Services 4.6%
Broadridge Financial Solutions, Inc. (a)	62,300	1,369,354
Computer Sciences Corp.* (a)	36,200	2,002,222
DST Systems, Inc.* (a)	28,600	1,214,928
Global Payments, Inc. (a)	51,100	2,619,386
Hewitt Associates, Inc. "A"* (a)	65,000	2,611,700
NeuStar, Inc. "A"* (a)	20,700	484,380
SAIC, Inc.* (a)	145,000	2,583,900

		12,885,870
Software 2.7%
Compuware Corp.* (a)	146,200	1,014,628
Microsoft Corp. (a)	88,000	2,588,080
Red Hat, Inc.* (a)	70,300	1,877,010
Symantec Corp.* (a)	109,000	1,934,750

		7,414,468
Materials 7.8%
Chemicals 4.7%
Ashland, Inc. (a)	14,300	513,799
Cabot Corp. (a)	110,300	2,529,179
Cytec Industries, Inc. (a)	94,600	3,214,508
Eastman Chemical Co. (a)	19,200	1,154,304
Huntsman Corp. (a)	299,100	2,847,432
Lubrizol Corp. (a)	39,600	2,871,792

		13,131,014
Containers & Packaging 0.3%
Bemis Co., Inc. (a)	24,000	703,200
Metals & Mining 1.8%
Commercial Metals Co. (a)	60,500	961,950
Reliance Steel & Aluminum Co. (a)	57,100	2,334,248
Walter Energy, Inc. (a)	26,000	1,783,600

		5,079,798
Paper & Forest Products 1.0%
International Paper Co. (a)	113,100	2,878,395
Telecommunication Services 1.9%
Diversified Telecommunication Services 0.3%
Qwest Communications International, Inc. (a)	203,200	741,680
Wireless Telecommunication Services 1.6%
Sprint Nextel Corp.* (a)	487,000	1,806,770
Telephone & Data Systems, Inc. (a)	23,100	704,319
United States Cellular Corp.* (a)	52,400	1,952,424

		4,463,513

Utilities 1.9%
Independent Power Producers & Energy Traders 1.5%
AES Corp.* (a)	26,900	342,706
Constellation Energy Group, Inc. (a)	51,300	1,632,366
NRG Energy, Inc.* (a)	94,900	2,271,906

		4,246,978
Multi-Utilities 0.4%
MDU Resources Group, Inc. (a)	46,600	1,053,160

Total Common Stocks (Cost $217,815,730)		258,289,499
Cash Equivalents 6.2%
Central Cash Management Fund, 0.22% (b) (Cost $17,235,328)	17,235,328	17,235,328
	% of Net Assets	Value ($)

Total Long Positions (Cost $235,051,058) †	98.6	275,524,827
Other Assets and Liabilities, Net	94.5	264,189,209
Securities Sold Short	(93.1)	(260,137,090)

Net Assets	100.0	279,576,946
†

The cost for federal income tax purposes was $239,402,896. At November 30, 2009, net unrealized appreciation for all securities based on tax cost was $36,121,931. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,983,033 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,861,102.

	Shares	Value ($)

Common Stocks Sold Short 93.1%
Consumer Discretionary 14.4%
Auto Components 1.6%
BorgWarner, Inc.	83,300	2,516,493
Gentex Corp.	72,500	1,204,950
Johnson Controls, Inc.	22,900	619,445

		4,340,888
Automobiles 1.0%
Harley-Davidson, Inc.	93,700	2,730,418
Distributors 1.0%
LKQ Corp.	165,400	2,882,922
Hotels Restaurants & Leisure 3.2%
Boyd Gaming Corp.	38,100	311,277
International Game Technology	12,900	243,681
MGM MIRAGE	223,800	2,365,566
Penn National Gaming, Inc.	9,500	254,505
Starwood Hotels & Resorts Worldwide, Inc.	79,100	2,532,782
Wendy's/Arby's Group, Inc. "A"	212,000	869,200
WMS Industries, Inc.	61,600	2,395,008

		8,972,019
Household Durables 2.0%
Harman International Industries, Inc.	70,000	2,632,700
KB HOME	130,600	1,769,630
Lennar Corp. "A"	97,600	1,236,592

		5,638,922

Media 3.3%
Clear Channel Outdoor Holdings, Inc. "A"	55,900	510,367
DIRECTV "A"	76,312	2,413,749
Lamar Advertising Co. "A"	7,800	215,904
Liberty Media Corp. - Capital "A"	18,800	415,292
Liberty Media-Starz "A"	7,630	365,095
Meredith Corp.	64,800	1,707,480
Walt Disney Co.	114,400	3,457,168

		9,085,055
Specialty Retail 2.3%
Abercrombie & Fitch Co. "A"	28,400	1,134,012
CarMax, Inc.	128,800	2,560,544
O'Reilly Automotive, Inc.	70,300	2,726,234

		6,420,790
Consumer Staples 6.6%
Food & Staples Retailing 1.0%
CVS Caremark Corp.	86,400	2,679,264
Food Products 4.4%
Bunge Ltd.	42,300	2,618,370
Flowers Foods, Inc.	124,200	2,842,938
McCormick & Co., Inc.	52,500	1,873,200
Ralcorp Holdings, Inc.	24,800	1,436,416
The J.M. Smucker Co.	60,700	3,586,156

		12,357,080
Household Products 0.9%
Energizer Holdings, Inc.	45,400	2,557,836
Personal Products 0.3%
NBTY, Inc.	24,200	971,388
Energy 7.2%
Energy Equipment & Services 1.1%
Atwood Oceanics, Inc.	65,300	2,460,504
Dresser-Rand Group, Inc.	25,300	710,424

		3,170,928
Oil, Gas & Consumable Fuels 6.1%
Alpha Natural Resources, Inc.	63,600	2,353,200
Arch Coal, Inc.	26,700	556,962
Comstock Resources, Inc.	48,700	1,808,231
Denbury Resources, Inc.	196,600	2,608,882
Massey Energy Co.	11,800	444,388
Noble Energy, Inc.	35,500	2,316,375
Pioneer Natural Resources Co.	41,800	1,728,430
Range Resources Corp.	57,900	2,728,827
Sunoco, Inc.	100,900	2,542,680

		17,087,975
Financials 3.3%
Capital Markets 1.2%
Charles Schwab Corp.	138,200	2,533,206
Northern Trust Corp.	17,600	871,200

		3,404,406
Commercial Banks 1.8%
Cullen/Frost Bankers, Inc.	20,700	994,014
First Horizon National Corp.	112,625	1,526,063

TCF Financial Corp.	192,200	2,525,508

		5,045,585
Insurance 0.3%
Markel Corp.	2,450	830,550
Health Care 13.6%
Biotechnology 5.0%
Abraxis BioScience, Inc.	7,000	234,290
Amylin Pharmaceuticals, Inc.	209,700	2,990,322
BioMarin Pharmaceutical, Inc.	75,900	1,253,109
Cephalon, Inc.	44,500	2,445,275
OSI Pharmaceuticals, Inc.	42,300	1,409,013
United Therapeutics Corp.	60,100	2,739,959
Vertex Pharmaceuticals, Inc.	75,700	2,938,674

		14,010,642
Health Care Equipment & Supplies 3.4%
DENTSPLY International, Inc.	75,400	2,512,328
Gen-Probe, Inc.	10,500	437,745
Medtronic, Inc.	41,400	1,757,016
St. Jude Medical, Inc.	28,500	1,046,235
Teleflex, Inc.	18,100	942,829
Zimmer Holdings, Inc.	47,700	2,822,409

		9,518,562
Health Care Providers & Services 2.4%
Health Net, Inc.	172,100	3,651,962
Patterson Companies, Inc.	65,900	1,694,289
VCA Antech, Inc.	52,200	1,183,374

		6,529,625
Health Care Technology 0.9%
Allscripts-Misys Healthcare Solutions, Inc.	126,500	2,428,800
Life Sciences Tools & Services 1.9%
Covance, Inc.	44,100	2,342,151
Life Technologies Corp.	51,800	2,578,604
PerkinElmer, Inc.	25,400	479,298

		5,400,053
Industrials 16.9%
Aerospace & Defense 2.4%
BE Aerospace, Inc.	39,800	766,946
Boeing Co.	61,700	3,233,697
Spirit AeroSystems Holdings, Inc. "A"	144,900	2,641,527

		6,642,170
Airlines 2.4%
AMR Corp.	157,000	948,280
Continental Airlines, Inc. "B"	219,900	3,135,774
Southwest Airlines Co.	272,300	2,505,160

		6,589,214
Building Products 0.3%
USG Corp.	66,400	918,312
Commercial Services & Supplies 4.2%
Corrections Corp. of America	108,300	2,706,417
Republic Services, Inc.	129,500	3,651,900
Stericycle, Inc.	13,600	744,328
Waste Connections, Inc.	61,700	2,002,165

Waste Management, Inc.	79,600	2,614,064

		11,718,874
Electrical Equipment 0.9%
AMETEK, Inc.	44,700	1,634,232
Roper Industries, Inc.	19,100	993,964

		2,628,196
Machinery 4.4%
AGCO Corp.	86,600	2,624,846
Deere & Co.	40,800	2,183,208
IDEX Corp.	25,700	761,491
PACCAR, Inc.	83,400	3,092,472
The Stanley Works	36,000	1,748,520
Wabtec Corp.	50,700	1,951,950

		12,362,487
Professional Services 1.0%
Monster Worldwide, Inc.	181,600	2,653,176
Road & Rail 0.9%
Union Pacific Corp.	41,800	2,644,268
Trading Companies & Distributors 0.4%
GATX Corp.	38,500	1,111,495
Information Technology 16.2%
Communications Equipment 1.7%
Brocade Communications Systems, Inc.	318,900	2,261,001
Ciena Corp.	194,800	2,366,820

		4,627,821
Electronic Equipment, Instruments & Components 1.7%
Corning, Inc.	157,200	2,622,096
Itron, Inc.	36,400	2,212,756

		4,834,852
Internet Software & Services 1.0%
eBay, Inc.	114,300	2,796,921
IT Services 0.4%
Visa, Inc. "A"	14,300	1,158,300
Semiconductors & Semiconductor Equipment 5.5%
Applied Materials, Inc.	212,000	2,609,720
Cypress Semiconductor Corp.	266,100	2,546,577
Lam Research Corp.	74,400	2,528,856
MEMC Electronic Materials, Inc.	202,600	2,439,304
Novellus Systems, Inc.	93,800	1,940,722
NVIDIA Corp.	150,100	1,960,306
Varian Semiconductor Equipment Associates, Inc.	45,800	1,334,154

		15,359,639
Software 5.9%
Activision Blizzard, Inc.	218,500	2,488,715
ANSYS, Inc.	89,100	3,469,554
Autodesk, Inc.	109,500	2,567,775
Cadence Design Systems, Inc.	425,300	2,551,800
Electronic Arts, Inc.	150,000	2,533,500
Nuance Communications, Inc.	190,500	2,893,695

		16,505,039

Materials 7.6%
Chemicals 0.9%
Intrepid Potash, Inc.	44,400	1,351,536
The Mosaic Co.	23,200	1,263,240

		2,614,776
Construction Materials 2.6%
Eagle Materials, Inc.	83,600	2,253,856
Martin Marietta Materials, Inc.	28,300	2,413,707
Vulcan Materials Co.	55,300	2,680,944

		7,348,507
Metals & Mining 2.9%
Royal Gold, Inc.	46,200	2,486,484
Southern Copper Corp.	77,400	2,696,616
United States Steel Corp.	62,000	2,768,920

		7,952,020
Paper & Forest Products 1.2%
Weyerhaeuser Co.	82,300	3,204,762
Telecommunication Services 4.0%
Diversified Telecommunication Services 1.0%
CenturyTel, Inc.	76,500	2,722,635
Wireless Telecommunication Services 3.0%
American Tower Corp. "A"	63,500	2,598,420
Crown Castle International Corp.	62,700	2,300,463
Leap Wireless International, Inc.	17,100	246,753
SBA Communications Corp. "A"	100,500	3,220,020

		8,365,656
Utilities 3.3%
Electric Utilities 1.8%
Great Plains Energy, Inc.	128,000	2,278,400
Westar Energy, Inc.	130,300	2,682,877

		4,961,277
Gas Utilities 1.0%
EQT Corp.	65,100	2,678,865
Independent Power Producers & Energy Traders 0.2%
Ormat Technologies, Inc.	16,800	691,656
Water Utilities 0.3%
Aqua America, Inc.	60,200	982,464

Total Common Stocks Sold Short (Proceeds $231,172,695)		260,137,090

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(c)	$258,289,499	$—	$—	$258,289,499
Short-Term Investments	17,235,328	—	—	17,235,328
Total	$275,524,827	$—	$—	$275,524,827

Liabilities
Investments Sold Short, at Value(c)	$(260,137,090)	$—	$—	$(260,137,090)
Total	$(260,137,090)	$—	$—	$(260,137,090)
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2010